Other Payables (Tables)	12 Months Ended
Oct. 31, 2024
Other Payables [Abstract]
Schedule of Other Payables	As of October 31, 2024 and 2023, other payables consisted of:
	October 31, 2024	October 31, 2023
VAT and other taxes payable	$3,353,963	$1,749,615
Totals	$3,353,963	$1,749,615